American Century Investments

4500 Main Street

Kansas City, Missouri 64111

June 20, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: American Century International Bond Funds (CIK 0000880268)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, we are transmitting this filing for your 10-day review pursuant to Rule 14a-6(a) of Rule 14(a) under the Securities Exchange Act of 1934. This filing contains preliminary proxy materials relating to a Special Meeting of the International Bond Fund to be held on September 15, 2014. The Registrant intends to release to shareholders definitive copies of the proxy statement and form of proxy on or about July 11, 2014.

     If you have any questions or comments pertaining to this filing, please direct them to me at (816) 340-3224.

Sincerely,

/s/ Christine J. Crossley

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Christine J. Crossley

Assistant Secretary